Financial result (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Financial result
Interest expense	€ (613)	€ (825)
Interest expense on lease liability	(49)	(43)
Long-term debt	(319)	(242)
Expense from revaluation of derivative financial instruments		(509)
Fair value valuation of financial assets	(244)
Other	(1)	(31)
Interest income	1,594	165
Payout of bond funds	33	54
Income from revaluation of derivative financial instruments	1,557
Fair value valuation of financial assets		106
Other	4	5
Financial result	€ 981	€ (660)